Fixed Assets - Summary of Fixed Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Office equipment		$ 15.1	$ 11.8
Furniture and fixtures		74.2	71.2
Computer equipment		116.7	99.7
Leasehold improvements		52.2	45.9
Software		102.7	105.4
Other		2.9	2.5
Gross fixed assets		363.8	336.5
Accumulated depreciation		(258.4)	(245.2)
Net fixed assets	$ 123.0	$ 105.4	$ 91.3